Taxation - Additional Information (Detail) ¥ in Thousands, $ in Millions				12 Months Ended
	Apr. 01, 2018 HKD ($)	Mar. 31, 2018	Jan. 01, 2018	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Deferred income tax liability				¥ 0
Total unrecorded tax losses carry forwards				231,400	¥ 203,800
Unused tax losses with indefinite life				¥ 6,100	¥ 0
Bottom of range [member]
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Withholding tax			5.00%
Top of range [member]
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Withholding tax			10.00%
HONG KONG
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Applicable tax rate		16.50%
provision for income tax				0.00%	0.00%
Average effective tax rate				0.00%	0.00%
HONG KONG | first HK$2 million
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Applicable tax rate	8.25%
Assessable profits | $	$ 2
HONG KONG | excess of HK$2 million
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Applicable tax rate	16.50%
Assessable profits | $	$ 2
PRC
Disclosure Of Reconciliation of Income Tax (expenses)Benefits [Line Items]
Average effective tax rate				25.00%	25.00%